PARENT COMPANY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Financial Statements
Condensed Balance Sheets

	December 31,
	2013	2012
Assets:
Cash and cash equivalents	$8,314	$48,525
Investment in subsidiary bank	94,311,642	74,851,305
Investments in statutory trusts	310,000	310,000
Other securities	100,000	100,000
Premises and equipment	368,623	368,623
Other	511,742	599,192
	$95,610,321	$76,277,645
Liabilities and Stockholders’ Equity:
Subordinated debentures	10,310,000	10,310,000
Other	191,981	82,179
Stockholders’ equity	85,108,340	65,885,466
	$95,610,321	$76,277,645

Schedule of Condensed Income Statement
Condensed Statements of Income

	Years Ended December 31,
	2013	2012
Income:
Interest and dividends	$5,610	$6,212
Dividend income	3,100,000	980,000
Other	-	-
	3,105,610	986,212
Expenses:
Interest on borrowed funds	186,581	206,594
Legal	773,163	112,203
Other	810,323	404,447
	1,770,067	723,244
Income before income taxes and equity in undistributed income of subsidiary	1,335,543	262,968
Income tax benefit	511,743	169,274
Income before equity in undistributed income of subsidiary	1,847,286	432,242
Equity in undistributed income of subsidiary	2,792,209	3,616,525

Net income	$4,639,495	$4,048,767

Schedule of Condensed Cash Flow Statement
Condensed Statements of Cash Flows

	Years Ended December 31,
	2013	2012
Cash flows from operating activities:
Net income	$4,639,495	$4,048,767
Adjustments to reconcile net income to net cash used in operating activities:
Equity in undistributed income of subsidiary	(2,792,209)	(3,616,525)
Restricted stock expense	391,777	263,216
Other, net	181,923	157,883
Net cash provided by operating activities	2,420,986	853,341

Cash flows from investing activities:
Investment in subsidiary bank	(20,450,000)	-
Net cash used in investing activities	(20,450,000)	-

Cash flows from financing activities:
Dividends paid on common stock	(600,452)	(453,105)
Dividends paid on preferred stock	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes	(26,749)	(15,642)
Issuance of 1,951,220 common shares, net	18,958,464	-
Net cash provided by (used in) financing activities	17,988,803	(811,207)

Net increase (decrease) in cash and cash equivalents	(40,211)	42,134
Cash and cash equivalents at beginning of year	48,525	6,391

Cash and cash equivalents at end of year	$8,314	$48,525